PIMCO RAE Emerging Markets Fund Expense Example - PIMCO RAE Emerging Markets Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	941
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	483
Expense Example, with Redemption, 3 Years	714
Expense Example, with Redemption, 5 Years	963
Expense Example, with Redemption, 10 Years	$ 1,675